Issued Capital and Reserves - Schedule of Movement of Authorized Shares and Shares Issued (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Common Shares [Member]
Number of authorized shares
Number of authorized shares, Beginning balance	1,600,000,000	1,600,000,000	1,600,000,000
Increase during the year	0	0	0
Decrease during the year	0	0	0
Number of authorized shares, Ending balance	1,600,000,000	1,600,000,000	1,600,000,000
Number of shares issued
Number of shares issued, Beginning balance	550,000,000	550,000,000	550,000,000
Increase during the year	126,956,000	0	0
Decrease during the year	0	0	0
Number of shares issued, Ending balance	676,956,000	550,000,000	550,000,000
Class A Preferred Shares [Member]
Number of authorized shares
Number of authorized shares, Beginning balance	0	0	400,000,000
Increase during the year	0	0	0
Decrease during the year	0	0	(400,000,000)
Number of authorized shares, Ending balance	0	0	0
Number of shares issued
Number of shares issued, Beginning balance	0	0	0
Increase during the year	0	0	0
Decrease during the year	0	0	0
Number of shares issued, Ending balance	0	0	0